Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 4,298,619	$ 5,122,573	$ 7,034,647
Accounts receivable	1,871,255	2,257,276	1,951,811
Accounts receivable - related party	1,974,143	1,173,614	1,108,585
Prepaid expenses	191,413	255,428	80,820
Total Current Assets	8,335,430	8,808,891	10,175,863
Property and equipment, net	157,608	167,305	173,649
Other Assets
Patent rights, net	621,793	638,766	772,394
Web development costs, net	152,493	143,730	351,804
Security deposit	5,049	5,049	5,049
Total Other Assets	779,335	787,545	1,129,247
TOTAL ASSETS	9,272,373	9,763,741	11,478,759
Current Liabilities
Accounts payable - trade	133,870	457,289	369,214
Accrued expenses	549,656	953,947	288,268
Revenue share payable	898,478	1,177,136	2,495,059
Revenue share payable - related party		447,670	127,458
Deferred revenue	856,914	507,160	386,581
Total Liabilities	2,438,918	3,543,202	3,666,580
Stockholders' Equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no issued and outstanding at March 31, 2018 or December 31, 2017
Common stock, $0.001 par value, 500,000,000 shares authorized, 9,878,944 and 9,772,694 shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	9,879	9,773	9,906
Stock warrants	1,286,424	1,286,424	2,294,416
Additional paid-in-capital	36,231,480	35,287,464	33,766,950
Accumulated deficit	(30,694,328)	(30,363,122)	(28,259,093)
Total Stockholders' Equity	6,833,455	6,220,539	7,812,179
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,272,373	$ 9,763,741	$ 11,478,759